Investments	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments

3.        Investments

Investments in certain securities may be classified into three categories:

•	Held-to-maturity - Debt securities that the Company has the positive intent and ability to hold to maturity are reported at amortized cost.

•

Trading securities - Debt and equity securities that are bought and held principally for the purpose of selling in the near term are reported at fair value with unrealized gains and losses included in earnings.

•

Available-for-sale - Debt and equity securities not classified as either securities held-to-maturity or trading securities are reported at fair value with unrealized gains or losses excluded from earnings and reported as a separate component of stockholders’ equity.

The Company reassesses the appropriateness of the classification of its investments at the end of each reporting period. The Company has determined that its debt securities should be classified as held-to-maturity as of December 31, 2015 and 2014. This classification was based upon management’s determination that it has the positive intent and ability to hold the securities until their maturity dates, as all of the investments mature within 6 months and the underlying cash invested in these securities is not required for current operations.

The following summarizes information about short term investments at December 31, 2015 and 2014, respectively (in thousands):

	Amortized Cost	Gross Unrealized Losses	Estimated Fair Value
2015
Certificates of deposit, commercial paper	$6,690	$5	$6,685
2014
Certificates of deposit, commercial paper	$10,699	$2	$10,697

As of December 31, 2015 and 2014, the estimated fair value of the investments was less than the amortized cost. Because management intends to hold the investments until their maturity dates, these unrealized losses were not recorded in the consolidated financial statements.

The maturities of held-to-maturity investments at December 31, 2015 and 2014, respectively were as follows (in thousands):

	Less than 1 Year	Total
2015
Certificates of deposit, commercial paper	$6,690	$6,690
2014
Certificates of deposit, commercial paper	$10,699	$10,699